FAIR VALUE MEASUREMENTS - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - Foresight Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning	$ 0
Initial measurement on February 12, 2021 (including over-allotment)	280,875
Change in valuation inputs or other assumptions	658,700
Ending	939,575
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning	0
Initial measurement on February 12, 2021 (including over-allotment)	10,857,917
Change in valuation inputs or other assumptions	(1,581,250)
Ending	9,276,667
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning	0
Initial measurement on February 12, 2021 (including over-allotment)	11,138,792
Change in valuation inputs or other assumptions	(922,550)
Ending	$ 10,216,242